INVESTMENTS IN EQUITY SECURITIES	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN EQUITY SECURITIES	INVESTMENTS IN EQUITY SECURITIES
As of June 30, 2025 and June 30, 2024, the equity securities comprise of approximately 1.3 million shares in NorAm Drilling Company AS (“NorAm Drilling”) which are traded on the Euronext Growth in Oslo. The Company recognized a mark to market loss of $1.3 million in the Statement of Operations in the six months ended June 30, 2025 (June 30, 2024: loss of $0.2 million), together with a foreign exchange gain of $0.4 million (June 30, 2024: loss of $0.2 million), in Other Financial Items in the Statement of Operations.